Cover	Apr. 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 8-K
Document Period End Date	Apr. 10, 2024
Entity File Number	001-35526
Entity Registrant Name	NEONODE INC.
Entity Central Index Key	0000087050
Entity Tax Identification Number	94-1517641
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Karlavägen 100
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Entity Address, Postal Zip Code	115 26
City Area Code	+46 (0)
Local Phone Number	70 29 58 519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NEON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false